Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Capital leases included in property, plant and equipment are as follows:

	December 31,
	2011	2012
Machinery and equipment	3,953	3,485
Furniture and fixtures	389	344
	4,342	3,829
Less accumulated depreciation	(4,075)	(3,829)
	267	—

At December 31, 2012 operating leases having initial or remaining non-cancelable terms in excess of one year are as follows:

Operating leases
2013	21,430
2014	17,548
2015	12,356
2016	8,539
2017	5,424
Years thereafter	7,229
Total	72,526

Aggregate rental expense for operating leases was €10,173 in 2010, €22,335 in 2011 and €24,661 in 2012. At December 31, 2012 the Company had entered into purchase commitments with suppliers in the amount of €141,908 for purchases, of which €139,221 for purchases within the next 12 months. Commitments for capital expenditures at December 31, 2012 were €10,552.

Change of Control Transaction

Pursuant to our 1997 settlement agreement with Applied Materials, as amended and restated in 1998, if we desire to effect a change of control transaction, as defined in the settlement agreement which generally involves our Front-end operations and not our holdings in ASMPT, with a competitor of Applied Materials, we must first offer the change of control transaction to Applied Materials on the same terms as we would be willing to accept from that competitor pursuant to a bona fide arm’s-length offer made by that competitor.